Equity (Details 3) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Treasury shares acquired to be cancelled	(77,602)	(77,509)	(87,547)
Shares acquired for cancellation, equity impact	$ (8,947)	$ (8,316)	$ (8,369)
Other share purchases	(1,713)	(1,245)	(1,579)
Other share purchases, equity impact	$ (175)	$ (134)	$ (148)
Purchase of treasury shares	(79,310)	(78,760)	(89,130)
Purchase of treasury shares, equity impact	$ (9,122)	$ (8,450)	$ (8,517)
Exercise of options and employee transactions shares			2,791
Exercise of options and employee transactions, equity impact			$ 146
Equity based compensation shares	12,233	9,668	10,470
Equity-based compensation, equity impact	$ 1,157	$ 1,060	$ 904
Shares delivered to divested business employees Sandoz	145	141	290
Shares delivered to divested business employees, equity impact Sandoz	$ 12	$ 12	$ 30
Total number of outstanding treasury shares	(66,940)	(68,950)	(75,580)
Total equity impact of treasury share movements	$ (7,953)	$ (7,378)	$ (7,437)